UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: March 1, 2018 – May 31, 2018

Item 1.  Schedule of Investments.

NWS INTERNATIONAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2018

Shares	Security Description	Value
Common Stock - 95.8%
Australia - 9.9%
100,500	Mirvac Group REIT	$174,807
57,070	Stockland REIT	179,111
36,270	The GPT Group REIT	137,969
46,400	Vicinity Centres REIT	93,690
		585,577
Belgium - 2.0%
1,580	VGP NV	118,214
China - 8.3%
58,000	China Overseas Land & Investment, Ltd.	194,117
46,000	China Resources Land, Ltd.	168,911
91,992	KWG Property Holding, Ltd.	126,907
		489,935
France - 4.6%
6,400	Carmila SA REIT	182,559
2,260	Klepierre SA REIT	88,033
		270,592
Germany - 8.1%
3,880	ADO Properties SA (a)	203,481
5,800	Vonovia SE	273,661
		477,142
Hong Kong - 16.7%
81,800	Hang Lung Properties, Ltd.	185,644
13,500	Hongkong Land Holdings, Ltd.	98,010
47,000	Hysan Development Co., Ltd.	271,758
42,000	Kerry Properties, Ltd.	224,640
131,245	New World Development Co., Ltd.	201,472
		981,524
Indonesia - 1.2%
955,100	Summarecon Agung Tbk PT	67,706
Ireland - 2.0%
69,100	Green REIT PLC	120,688
Japan - 18.2%
5,500	Aeon Mall Co., Ltd.	106,324
6,000	Daiwa House Industry Co., Ltd.	217,695
11,000	Mitsui Fudosan Co., Ltd.	276,555
8,000	Sumitomo Realty & Development Co., Ltd.	302,468
23,000	Tokyu Fudosan Holdings Corp.	169,987
		1,073,029
Netherlands - 6.3%
1,650	Unibail-Rodamco SE REIT	371,416
Singapore - 6.1%
68,000	CapitaLand, Ltd.	175,733
21,600	City Developments, Ltd.	180,854
		356,587
Spain - 1.9%
8,266	Merlin Properties Socimi SA REIT	113,883
Sweden - 2.9%
14,400	Fabege AB	169,846
Thailand - 2.2%
371,200	Land & Houses PCL, NVDR	128,800
United Kingdom - 5.4%
13,847	Great Portland Estates PLC REIT	127,012
10,000	The UNITE Group PLC REIT	112,928
18,300	Urban & Civic PLC	77,117
		317,057
Total Common Stock (Cost $4,871,346)		5,641,996
Investments, at value - 95.8% (Cost $4,871,346)		$5,641,996
Other Assets & Liabilities, Net - 4.2%		247,169
Net Assets - 100.0%		$5,889,165

NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $203,481 or 3.5% of net assets.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$5,641,996
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$5,641,996

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

NWS GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2018

Shares	Security Description	Value
Common Stock - 96.3%
Australia - 4.9%
75,600	Mirvac Group REIT	$131,497
39,400	Stockland REIT	123,654
64,500	Vicinity Centres REIT	130,238
		385,389
Belgium - 1.3%
1,430	VGP NV	106,991
China - 4.1%
45,000	China Overseas Land & Investment, Ltd.	150,608
48,000	China Resources Land, Ltd.	176,255
		326,863
France - 1.9%
5,280	Carmila SA REIT	150,611
Germany - 3.5%
2,240	ADO Properties SA (a)	117,474
3,380	Vonovia SE	159,478
		276,952
Hong Kong - 7.9%
68,000	Hang Lung Properties, Ltd.	154,325
26,000	Hysan Development Co., Ltd.	150,334
32,000	Kerry Properties, Ltd.	171,154
97,531	New World Development Co., Ltd.	149,719
		625,532
Ireland - 1.4%
63,000	Green REIT PLC	110,033
Japan - 8.8%
7,300	Aeon Mall Co., Ltd.	141,121
4,600	Daiwa House Industry Co., Ltd.	166,900
8,000	Mitsui Fudosan Co., Ltd.	201,131
5,000	Sumitomo Realty & Development Co., Ltd.	189,043
		698,195

Netherlands - 2.9%
1,020	Unibail-Rodamco SE REIT	229,603
Singapore - 2.0%
18,600	City Developments, Ltd.	155,735
Spain - 1.1%
6,640	Merlin Properties Socimi SA REIT	91,481
Sweden - 1.6%
10,800	Fabege AB	127,384
United Kingdom - 3.2%
9,354	Great Portland Estates PLC REIT	85,800
7,580	The UNITE Group PLC REIT	85,600
19,307	Urban & Civic PLC	81,360
		252,760
United States - 51.7%
2,870	Agree Realty Corp. REIT	151,938
1,010	AvalonBay Communities, Inc. REIT	167,195
9,220	CareTrust REIT, Inc.	152,038
16,330	Cousins Properties, Inc. REIT	153,829
3,020	DCT Industrial Trust, Inc. REIT	196,693
10,340	DDR Corp. REIT	157,065
4,320	Douglas Emmett, Inc. REIT	166,277
4,450	Education Realty Trust, Inc. REIT	162,603
2,100	Equity LifeStyle Properties, Inc. REIT	190,890
1,460	Extra Space Storage, Inc. REIT	140,525
7,670	Healthcare Trust of America, Inc., Class A REIT	196,812
3,360	Highwoods Properties, Inc. REIT	160,709
1,530	Life Storage, Inc. REIT	141,556
1,870	Mid-America Apartment Communities, Inc. REIT	174,957

Shares	Security Description	Value
United States - 51.7% (continued)
2,440	National Health Investors, Inc. REIT	$180,121
6,068	NexPoint Residential Trust, Inc. REIT	168,205
10,620	Paramount Group, Inc. REIT	159,512
2,405	Regency Centers Corp. REIT	139,682
1,320	Simon Property Group, Inc. REIT	211,490
10,730	Summit Hotel Properties, Inc. REIT	164,062
1,680	Sun Communities, Inc. REIT	162,422
8,850	Sunstone Hotel Investors, Inc. REIT	153,901
4,440	Taubman Centers, Inc. REIT	242,380
5,350	Terreno Realty Corp. REIT	203,888
		4,098,750
Total Common Stock (Cost $7,405,412)		7,636,279
Investments, at value - 96.3% (Cost $7,405,412)		$7,636,279
Other Assets & Liabilities, Net - 3.7%		296,934
Net Assets - 100.0%		$7,933,213

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $117,474 or 1.5% of net assets.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$7,636,279
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$7,636,279

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

NWS GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2018

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	June 21, 2018

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	June 21, 2018